EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS PER SHARE
14	EARNINGS PER SHARE

Basic and diluted earnings per share is calculated as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income attributable to Class A and Class B ordinary shareholders	178,760	241,854	184,807
Net income for basic and diluted earnings per share	178,760	241,854	184,807
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding	53,767,810	55,540,670	56,849,332
Dilutive effect of outstanding share options	4,983,046	3,464,591	2,749,379
Denominator for diluted earnings per share	58,750,856	59,005,261	59,598,711
Basic earnings per Class A and Class B ordinary share	3.32	4.35	3.25
Diluted earnings per Class A and Class B ordinary share	3.04	4.10	3.10